Stock-Based Compensation - Schedule of unrecognized compensation expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Stock-based Compensation Expense	$ 40,894
MIUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Stock-based Compensation Expense	$ 1,668
Weighted-average Recognition Period	3 years
RSUs | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Stock-based Compensation Expense	$ 29,014
Weighted-average Recognition Period	3 years 6 months 10 days
RSUs | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Stock-based Compensation Expense	$ 115
Weighted-average Recognition Period	3 years 5 months 19 days
PSUs | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Stock-based Compensation Expense	$ 10,097
Weighted-average Recognition Period	10 years 5 months 4 days